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    As filed with the Securities and Exchange Commission on August 24, 2017


                                                            File Nos. 333-209411
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



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
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 3                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 648                            [X]
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                        (Check Appropriate Box or Boxes)


                         Brighthouse Separate Account A
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (980) 365-7100


                    (Name and Address of Agent for Service)

                       Brighthouse Life Insurance Company
                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801


                                   COPIES TO:

                                W. Thomas Conner
                                  Vedder Price
                          1401 I Street NW Suite 1100
                             Washington, D.C. 20005


                 Approximate Date of Proposed Public Offering:

          On September 23, 2017 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on September 23, 2017 pursuant to paragraph (b) of Rule 485.

[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[X]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.


     This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 2 to Registration Statement File No. 333-209411 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on July 3, 2017. Parts A, B and C were filed in Post-Effective Amendment No. 2 and are incorporated by reference herein.


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                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 24th day of August, 2017.


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
   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President
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
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President
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As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on August 24, 2017.


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
/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Peter M. Carlson*              Director and Vice President
-------------------------------
Peter M. Carlson

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais
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
   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          August 24, 2017
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*     Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire
      on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to
      Form N-4 filed as Exhibit 13 on July 3, 2017 (File Nos.
      333-209411/811-03365).